Accumulated Other Comprehensive Income (Loss) - Schedule of Changes in AOCI, Net of Tax (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
AOCI Attributable to Parent, Net of Tax
Beginning balance	$ 158,896	$ 95,305
Other comprehensive income (loss) before reclassifications	(2,235)	(553)
Income tax effects before reclassifications	1,393	(1,803)
Amounts reclassified from AOCI	0	0
Income tax effects on reclassifications	0	0
Currency translation AOCI	133	(130)
Ending balance	168,790	110,809
Accumulated other comprehensive loss
AOCI Attributable to Parent, Net of Tax
Beginning balance	(19,628)	(5,320)
Ending balance	(20,337)	(7,806)
Currency Translation Adjustments
AOCI Attributable to Parent, Net of Tax
Beginning balance	(10,650)	(554)
Other comprehensive income (loss) before reclassifications	1,532	(6,045)
Income tax effects before reclassifications	(69)	10
Amounts reclassified from AOCI	0	0
Income tax effects on reclassifications	0	0
Currency translation AOCI	0	0
Ending balance	(9,187)	(6,589)
Hedging Activities Adjustments
AOCI Attributable to Parent, Net of Tax
Beginning balance	(6,147)	(1,801)
Other comprehensive income (loss) before reclassifications	(3,767)	5,492
Income tax effects before reclassifications	1,462	(1,813)
Amounts reclassified from AOCI	0	0
Income tax effects on reclassifications	0	0
Currency translation AOCI	80	518
Ending balance	(8,372)	2,396
Pension and Other Postretirement Benefit Liability Adjustments
AOCI Attributable to Parent, Net of Tax
Beginning balance	(2,831)	(2,965)
Other comprehensive income (loss) before reclassifications	0	0
Income tax effects before reclassifications	0	0
Amounts reclassified from AOCI	0	0
Income tax effects on reclassifications	0	0
Currency translation AOCI	53	(648)
Ending balance	$ (2,778)	$ (3,613)